UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21991

Fidelity Rutland Square Trust II
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Stephen D. Fisher, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2008

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity® Strategic Advisers®
Mid Cap Value Portfolio

September 30, 2008

1.857420.101

FILI-MCV-QTLY-1108

Investments September 30, 2008 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.4%
	Shares	Value
CONSUMER DISCRETIONARY - 19.6%
Auto Components - 0.4%
WABCO Holdings, Inc.	870	$ 30,920
Distributors - 1.3%
Genuine Parts Co.	2,320	93,287
Hotels, Restaurants & Leisure - 2.9%
Burger King Holdings, Inc.	2,150	52,804
International Game Technology	1,030	17,695
Marriott International, Inc. Class A	3,970	103,577
Vail Resorts, Inc. (a)	1,240	43,338
		217,414
Household Durables - 2.8%
Fortune Brands, Inc.	1,690	96,938
Jarden Corp. (a)	1,710	40,100
KB Home	1,090	21,451
Lennar Corp. Class A	610	9,266
Mohawk Industries, Inc. (a)	580	39,086
		206,841
Internet & Catalog Retail - 0.9%
Amazon.com, Inc. (a)	600	43,656
Expedia, Inc. (a)	1,460	22,061
		65,717
Media - 2.3%
A.H. Belo Corp. Class A	2,300	11,868
Cablevision Systems Corp. - NY Group Class A	1,760	44,282
Clear Channel Outdoor Holding, Inc. Class A (a)	2,490	34,063
Lamar Advertising Co. Class A (a)	680	21,005
Omnicom Group, Inc.	1,110	42,802
Washington Post Co. Class B	33	18,373
		172,393
Multiline Retail - 0.7%
Macy's, Inc.	2,840	51,063
Specialty Retail - 6.2%
Abercrombie & Fitch Co. Class A	1,110	43,790
AutoNation, Inc. (a)	2,850	32,034
AutoZone, Inc. (a)	680	83,871
Lowe's Companies, Inc.	920	21,795
Sherwin-Williams Co.	1,700	97,172
Staples, Inc.	3,000	67,500
Tiffany & Co., Inc.	2,180	77,434
TJX Companies, Inc.	1,050	32,046
		455,642
Textiles, Apparel & Luxury Goods - 2.1%
Coach, Inc. (a)	1,680	42,067
Columbia Sportswear Co.	20	839

	Shares	Value
Phillips-Van Heusen Corp.	960	$ 36,394
VF Corp.	970	74,991
		154,291
TOTAL CONSUMER DISCRETIONARY		1,447,568
CONSUMER STAPLES - 5.8%
Beverages - 1.1%
Brown-Forman Corp. Class B (non-vtg.)	650	46,677
Fomento Economico Mexicano SA de CV sponsored ADR	840	32,038
		78,715
Food & Staples Retailing - 2.2%
Safeway, Inc.	4,900	116,228
SUPERVALU, Inc.	1,350	29,295
The Great Atlantic & Pacific Tea Co. (a)	1,590	17,204
		162,727
Food Products - 1.0%
Archer Daniels Midland Co.	1,080	23,663
Dean Foods Co. (a)	660	15,418
Smithfield Foods, Inc. (a)	1,130	17,944
The J.M. Smucker Co.	330	16,728
		73,753
Household Products - 0.4%
Clorox Co.	480	30,091
Tobacco - 1.1%
Lorillard, Inc.	1,160	82,534
TOTAL CONSUMER STAPLES		427,820
ENERGY - 7.2%
Energy Equipment & Services - 1.0%
Helix Energy Solutions Group, Inc. (a)	1,670	40,548
Unit Corp. (a)	680	33,878
		74,426
Oil, Gas & Consumable Fuels - 6.2%
CVR Energy, Inc.	2,630	22,408
Devon Energy Corp.	980	89,376
Kinder Morgan Management LLC (a)	1,856	91,315
Murphy Oil Corp.	790	50,671
Newfield Exploration Co. (a)	780	24,952
Penn Virginia Corp.	390	20,842
Teekay Corp.	3,340	88,109
Williams Companies, Inc.	2,900	68,585
		456,258
TOTAL ENERGY		530,684
FINANCIALS - 29.2%
Capital Markets - 4.0%
Affiliated Managers Group, Inc. (a)	1,170	96,935
Charles Schwab Corp.	1,970	51,220
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Capital Markets - continued
Cohen & Steers, Inc.	2,300	$ 65,159
Northern Trust Corp.	380	27,436
T. Rowe Price Group, Inc.	900	48,339
		289,089
Commercial Banks - 4.8%
City National Corp.	1,070	58,101
Cullen/Frost Bankers, Inc.	1,530	91,800
Fifth Third Bancorp	2,535	30,167
M&T Bank Corp.	910	81,218
Synovus Financial Corp.	7,160	74,106
United Community Banks, Inc., Georgia	1,379	18,286
		353,678
Insurance - 12.0%
Assurant, Inc.	1,700	93,500
Cincinnati Financial Corp.	2,080	59,155
Everest Re Group Ltd.	1,600	138,441
Genworth Financial, Inc. Class A (non-vtg.)	1,190	10,246
Loews Corp.	2,880	113,731
Old Republic International Corp.	6,620	84,405
OneBeacon Insurance Group Ltd.	4,410	93,272
Principal Financial Group, Inc.	1,300	56,537
ProAssurance Corp. (a)	1,930	108,080
Protective Life Corp.	880	25,089
W.R. Berkley Corp.	2,780	65,469
XL Capital Ltd. Class A	2,120	38,033
		885,958
Real Estate Investment Trusts - 5.0%
Cousins Properties, Inc.	1,980	49,955
Kimco Realty Corp.	2,150	79,421
PS Business Parks, Inc.	620	35,712
Public Storage	490	48,515
Rayonier, Inc.	740	35,039
Regency Centers Corp.	820	54,686
Vornado Realty Trust	720	65,484
		368,812
Real Estate Management & Development - 1.7%
Brookfield Asset Management, Inc. Class A	1,850	49,865
Brookfield Properties Corp.	2,950	46,728
Jones Lang LaSalle, Inc.	670	29,132
		125,725
Thrifts & Mortgage Finance - 1.7%
Hudson City Bancorp, Inc.	1,730	31,919
People's United Financial, Inc.	4,920	94,710
		126,629
TOTAL FINANCIALS		2,149,891

	Shares	Value
HEALTH CARE - 4.2%
Health Care Equipment & Supplies - 1.2%
Becton, Dickinson & Co.	1,130	$ 90,694
Health Care Providers & Services - 3.0%
Community Health Systems, Inc. (a)	1,580	46,310
Coventry Health Care, Inc. (a)	1,990	64,775
Lincare Holdings, Inc. (a)	1,450	43,631
VCA Antech, Inc. (a)	2,150	63,361
		218,077
TOTAL HEALTH CARE		308,771
INDUSTRIALS - 6.6%
Aerospace & Defense - 2.5%
Alliant Techsystems, Inc. (a)	1,120	105,213
Precision Castparts Corp.	780	61,448
Spirit AeroSystems Holdings, Inc. Class A (a)	1,230	19,766
		186,427
Building Products - 1.1%
Owens Corning (a)	3,400	81,294
Commercial Services & Supplies - 0.7%
Republic Services, Inc.	1,640	49,167
Industrial Conglomerates - 0.6%
Carlisle Companies, Inc.	1,500	44,955
Machinery - 1.7%
Dover Corp.	960	38,928
Harsco Corp.	760	28,264
Joy Global, Inc.	230	10,382
Kennametal, Inc.	1,470	39,866
Oshkosh Co.	580	7,633
		125,073
TOTAL INDUSTRIALS		486,916
INFORMATION TECHNOLOGY - 5.3%
Computers & Peripherals - 0.5%
NCR Corp. (a)	1,760	38,808
Electronic Equipment & Components - 2.2%
Amphenol Corp. Class A	560	22,478
Arrow Electronics, Inc. (a)	2,590	67,910
Tyco Electronics Ltd.	2,600	71,916
		162,304
IT Services - 2.0%
Fidelity National Information Services, Inc.	1,670	30,828
Lender Processing Services, Inc.	835	25,484
The Western Union Co.	610	15,049
Total System Services, Inc.	4,559	74,768
		146,129
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Software - 0.6%
Jack Henry & Associates, Inc.	2,180	$ 44,319
TOTAL INFORMATION TECHNOLOGY		391,560
MATERIALS - 5.0%
Chemicals - 3.1%
Albemarle Corp.	2,650	81,726
Intrepid Potash, Inc.	380	11,453
Lubrizol Corp.	800	34,512
PPG Industries, Inc.	1,080	62,986
Sigma Aldrich Corp.	650	34,073
		224,750
Construction Materials - 0.6%
Cemex SA de CV sponsored ADR	1,590	27,380
Vulcan Materials Co.	260	19,370
		46,750
Containers & Packaging - 1.0%
Ball Corp.	1,160	45,808
Temple-Inland, Inc.	1,970	30,062
		75,870
Metals & Mining - 0.3%
Century Aluminum Co. (a)	840	23,260
TOTAL MATERIALS		370,630
TELECOMMUNICATION SERVICES - 1.7%
Diversified Telecommunication Services - 1.0%
CenturyTel, Inc.	1,240	45,446
Windstream Corp.	2,910	31,835
		77,281
Wireless Telecommunication Services - 0.7%
U.S. Cellular Corp. (a)	1,090	51,143
TOTAL TELECOMMUNICATION SERVICES		128,424
UTILITIES - 12.8%
Electric Utilities - 4.5%
American Electric Power Co., Inc.	3,570	132,197
Edison International	1,510	60,249
FirstEnergy Corp.	930	62,301
Westar Energy, Inc.	3,140	72,346
		327,093

	Shares	Value
Gas Utilities - 3.5%
Energen Corp.	1,650	$ 74,712
Equitable Resources, Inc.	1,380	50,618
ONEOK, Inc.	2,250	77,400
Questar Corp.	820	33,554
UGI Corp.	900	23,202
		259,486
Multi-Utilities - 4.3%
CMS Energy Corp.	6,860	85,544
MDU Resources Group, Inc.	1,760	51,040
NSTAR	1,490	49,915
PG&E Corp.	2,280	85,386
Xcel Energy, Inc.	2,300	45,977
		317,862
Water Utilities - 0.5%
American Water Works Co., Inc.	1,800	38,700
TOTAL UTILITIES		943,141
TOTAL COMMON STOCKS (Cost $8,245,797)		7,185,405
Nonconvertible Preferred Stocks - 0.5%

TELECOMMUNICATION SERVICES - 0.5%
Wireless Telecommunication Services - 0.5%
Telephone & Data Systems, Inc. (special)	1,110	39,849
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $49,305)		39,849
Money Market Funds - 1.9%

SSgA Prime Money Market Fund, 2.39% (b) (Cost $137,780)	137,780	137,780
TOTAL INVESTMENT PORTFOLIO - 99.8% (Cost $8,432,882)	7,363,034
NET OTHER ASSETS - 0.2%	12,931
NET ASSETS - 100%	$ 7,375,965
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the Fund at period end.
Other Information

The following is a summary of the inputs used, as of September 30, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 7,363,034	$ 7,363,034	$ -	$ -
Income Tax Information

At September 30, 2008, the aggregate cost of investment securities for income tax purposes was $8,516,853. Net unrealized depreciation aggregated $1,153,819, of which $203,308 related to appreciated investment securities and $1,357,127 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-634-9361 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Strategic Advisers®
Small Cap Portfolio

September 30, 2008

1.857418.101

FILI-SCV-QTLY-1108

Investments September 30, 2008 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.6%
	Shares	Value
CONSUMER DISCRETIONARY - 16.3%
Auto Components - 0.8%
American Axle & Manufacturing Holdings, Inc.	2,860	$ 15,330
Amerigon, Inc. (a)	70	461
ArvinMeritor, Inc.	390	5,086
ATC Technology Corp. (a)	670	15,906
Autoliv, Inc.	740	24,975
Cooper Tire & Rubber Co.	1,420	12,212
Drew Industries, Inc. (a)	370	6,331
Exide Technologies (a)	670	4,945
Fuel Systems Solutions, Inc. (a)	30	1,034
Hayes Lemmerz International, Inc. (a)	90	246
Lear Corp. (a)	3,390	35,595
Modine Manufacturing Co.	80	1,158
Stoneridge, Inc. (a)	1,150	12,938
Superior Industries International, Inc.	620	11,879
Tenneco, Inc. (a)	1,590	16,902
TRW Automotive Holdings Corp. (a)	1,960	31,184
Visteon Corp. (a)	380	882
		197,064
Automobiles - 0.2%
Thor Industries, Inc.	1,700	42,194
Winnebago Industries, Inc.	150	1,938
		44,132
Distributors - 0.1%
Core-Mark Holding Co., Inc. (a)	80	1,999
Genuine Parts Co.	90	3,619
LKQ Corp. (a)	1,010	17,140
		22,758
Diversified Consumer Services - 0.6%
Career Education Corp. (a)	330	5,396
Coinstar, Inc. (a)	620	19,840
Corinthian Colleges, Inc. (a)	450	6,750
Hillenbrand, Inc.	200	4,032
K12, Inc.	60	1,590
Matthews International Corp. Class A	270	13,700
Noah Education Holdings Ltd. ADR	520	1,830
Pre-Paid Legal Services, Inc. (a)	30	1,238
Regis Corp.	1,240	34,100
Service Corp. International	1,940	16,218
Steiner Leisure Ltd. (a)	260	8,939
Stewart Enterprises, Inc. Class A	2,420	19,021
Strayer Education, Inc.	10	2,003
thinkorswim Group, Inc. (a)	370	3,082
Universal Technical Institute, Inc. (a)	70	1,194
		138,933
Hotels, Restaurants & Leisure - 1.7%
AFC Enterprises, Inc. (a)	150	1,089
Bob Evans Farms, Inc.	2,140	58,401
Boyd Gaming Corp.	420	3,931
Brinker International, Inc.	3,680	65,835

	Shares	Value
Buffalo Wild Wings, Inc. (a)	450	$ 18,108
California Pizza Kitchen, Inc. (a)	430	5,534
CBRL Group, Inc.	850	22,355
CEC Entertainment, Inc. (a)	1,450	48,140
Churchill Downs, Inc.	80	3,918
CKE Restaurants, Inc.	1,960	20,776
Denny's Corp. (a)	4,550	11,739
DineEquity, Inc.	120	2,023
International Speedway Corp. Class A	980	38,132
Interval Leisure Group, Inc. (a)	206	2,142
Jack in the Box, Inc. (a)	1,420	29,962
Krispy Kreme Doughnuts, Inc. (a)	1,250	4,125
Marcus Corp.	490	7,879
O'Charleys, Inc.	150	1,313
Papa John's International, Inc. (a)	310	8,420
Peet's Coffee & Tea, Inc. (a)	100	2,792
Red Robin Gourmet Burgers, Inc. (a)	90	2,412
Ruby Tuesday, Inc.	250	1,448
Speedway Motorsports, Inc.	730	14,220
The Steak n Shake Co. (a)	60	521
Town Sports International Holdings, Inc. (a)	280	1,708
Wyndham Worldwide Corp.	1,520	23,879
		400,802
Household Durables - 1.7%
American Greetings Corp. Class A	2,220	33,944
Beazer Homes USA, Inc.	770	4,605
Blyth, Inc.	1,440	16,330
Cavco Industries, Inc. (a)	80	2,892
Centex Corp.	1,030	16,686
Champion Enterprises, Inc. (a)	3,100	17,205
CSS Industries, Inc.	320	8,237
Ethan Allen Interiors, Inc.	870	24,377
Furniture Brands International, Inc.	1,780	18,726
Helen of Troy Ltd. (a)	1,080	24,592
Hooker Furniture Corp.	560	9,940
Hovnanian Enterprises, Inc. Class A (a)	1,380	11,026
KB Home	200	3,936
La-Z-Boy, Inc.	1,830	17,056
Lennar Corp. Class A	3,430	52,102
M/I Homes, Inc.	420	9,568
Meritage Homes Corp. (a)	330	8,151
National Presto Industries, Inc.	210	15,645
NVR, Inc. (a)	10	5,720
Pulte Homes, Inc.	460	6,426
Ryland Group, Inc.	1,830	48,532
Sealy Corp., Inc.	1,040	6,718
Snap-On, Inc.	490	25,803
Tempur-Pedic International, Inc.	160	1,882
Tupperware Brands Corp.	200	5,526
Universal Electronics, Inc. (a)	30	749
		396,374
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Internet & Catalog Retail - 0.6%
1-800-FLOWERS.com, Inc. Class A (a)	1,520	$ 9,150
Expedia, Inc. (a)	270	4,080
Gaiam, Inc. Class A (a)	210	2,226
HSN, Inc. (a)	206	2,268
Liberty Media Corp. - Interactive Series A (a)	1,270	16,396
Netflix, Inc. (a)	2,350	72,568
NutriSystem, Inc.	230	4,076
Orbitz Worldwide, Inc. (a)	100	587
Overstock.com, Inc. (a)	210	4,160
PetMed Express, Inc. (a)	830	13,031
Priceline.com, Inc. (a)	160	10,949
Stamps.com, Inc. (a)	700	8,169
Ticketmaster (a)	206	2,210
		149,870
Leisure Equipment & Products - 1.0%
Brunswick Corp.	2,620	33,510
Callaway Golf Co.	4,580	64,441
Hasbro, Inc.	590	20,485
JAKKS Pacific, Inc. (a)	1,280	31,885
Leapfrog Enterprises, Inc. Class A (a)	1,870	19,747
Polaris Industries, Inc.	1,220	55,498
Pool Corp.	440	10,265
RC2 Corp. (a)	200	4,000
Steinway Musical Instruments, Inc. (a)	270	7,646
		247,477
Media - 1.1%
Belo Corp. Series A	2,560	15,258
Cablevision Systems Corp. - NY Group Class A	620	15,599
Charter Communications, Inc. Class A (a)	6,680	4,876
Cox Radio, Inc. Class A (a)	1,040	10,982
CTC Media, Inc. (a)	110	1,650
Cumulus Media, Inc. Class A (a)	600	2,556
DreamWorks Animation SKG, Inc. Class A (a)	670	21,072
E.W. Scripps Co. Class A	1,490	10,534
Entercom Communications Corp. Class A	130	653
Entravision Communication Corp. Class A (a)	3,630	9,765
Fisher Communications, Inc.	10	394
Gannett Co., Inc.	280	4,735
Global Sources Ltd.	1,355	13,645
Harte-Hanks, Inc.	600	6,222
Journal Communications, Inc. Class A	480	2,342
Liberty Media Corp. - Capital Series A (a)	230	3,077
LIN TV Corp. Class A (a)	350	1,806
Marvel Entertainment, Inc. (a)	330	11,266
Media General, Inc. Class A	370	4,599

	Shares	Value
Mediacom Communications Corp. Class A (a)	370	$ 2,190
Meredith Corp.	1,630	45,705
National CineMedia, Inc.	630	6,962
Scholastic Corp.	1,890	48,535
Sinclair Broadcast Group, Inc. Class A	2,290	11,542
The McClatchy Co. Class A	780	3,432
Warner Music Group Corp.	760	5,776
		265,173
Multiline Retail - 1.0%
Big Lots, Inc. (a)	3,060	85,160
Dillard's, Inc. Class A	1,800	21,240
Dollar Tree, Inc. (a)	1,570	57,085
Family Dollar Stores, Inc.	1,120	26,544
Fred's, Inc. Class A	1,650	23,463
Macy's, Inc.	690	12,406
Retail Ventures, Inc. (a)	80	312
		226,210
Specialty Retail - 5.5%
Aaron Rents, Inc.	150	4,061
Aeropostale, Inc. (a)	2,840	91,112
America's Car Mart, Inc. (a)	500	9,295
American Eagle Outfitters, Inc.	370	5,643
AnnTaylor Stores Corp. (a)	1,740	35,914
Asbury Automotive Group, Inc.	1,170	13,478
AutoNation, Inc. (a)	4,550	51,142
Barnes & Noble, Inc.	1,390	36,251
bebe Stores, Inc.	2,270	22,178
Blockbuster, Inc. Class A (a)	1,420	2,911
Books-A-Million, Inc.	80	400
Borders Group, Inc.	550	3,608
Brown Shoe Co., Inc.	1,900	31,122
Charlotte Russe Holding, Inc. (a)	90	923
Charming Shoppes, Inc. (a)	580	2,836
Christopher & Banks Corp.	650	4,986
Citi Trends, Inc. (a)	460	7,493
Conn's, Inc. (a)	380	7,110
Dress Barn, Inc. (a)	3,300	50,457
Finish Line, Inc. Class A	3,230	32,268
Foot Locker, Inc.	5,230	84,517
Genesco, Inc. (a)	720	24,106
Group 1 Automotive, Inc.	290	6,302
Gymboree Corp. (a)	920	32,660
Haverty Furniture Companies, Inc.	790	9,038
Hibbett Sports, Inc. (a)	840	16,817
Hot Topic, Inc. (a)	1,510	9,981
Jo-Ann Stores, Inc. (a)	1,420	29,792
Limited Brands, Inc.	1,330	23,036
Lumber Liquidators, Inc.	110	1,382
Monro Muffler Brake, Inc.	140	3,228
New York & Co., Inc. (a)	1,830	17,458
Office Depot, Inc. (a)	3,670	21,359
OfficeMax, Inc.	2,590	23,025
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
Pacific Sunwear of California, Inc. (a)	680	$ 4,576
Penske Auto Group, Inc.	2,680	30,740
Pier 1 Imports, Inc. (a)	430	1,776
RadioShack Corp.	4,810	83,117
Rent-A-Center, Inc. (a)	2,900	64,612
Ross Stores, Inc.	790	29,080
Sally Beauty Holdings, Inc. (a)	5,640	48,504
Sonic Automotive, Inc. Class A (sub. vtg.)	300	2,538
Stage Stores, Inc.	1,010	13,797
Systemax, Inc.	340	4,780
Talbots, Inc.	990	12,969
The Buckle, Inc.	1,500	83,310
The Cato Corp. Class A (sub. vtg.)	730	12,812
The Children's Place Retail Stores, Inc. (a)	920	30,682
The Men's Wearhouse, Inc.	370	7,859
The Pep Boys - Manny, Moe & Jack	250	1,545
Tractor Supply Co. (a)	1,570	66,019
Tween Brands, Inc. (a)	200	1,958
Wet Seal, Inc. Class A (a)	4,310	15,645
Williams-Sonoma, Inc.	2,520	40,774
Zale Corp. (a)	800	20,000
		1,292,982
Textiles, Apparel & Luxury Goods - 2.0%
Carter's, Inc. (a)	1,490	29,398
Columbia Sportswear Co.	210	8,812
Jones Apparel Group, Inc.	4,210	77,927
Kenneth Cole Productions, Inc. Class A (sub. vtg.)	80	1,176
Liz Claiborne, Inc.	4,870	80,014
Maidenform Brands, Inc. (a)	690	10,012
Movado Group, Inc.	80	1,788
Oxford Industries, Inc.	60	1,550
Perry Ellis International, Inc. (a)	800	11,928
Phillips-Van Heusen Corp.	360	13,648
Quiksilver, Inc. (a)	650	3,731
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	850	14,306
Steven Madden Ltd. (a)	530	13,133
Timberland Co. Class A (a)	540	9,380
True Religion Apparel, Inc. (a)	770	19,905
Unifi, Inc. (a)	140	678
Unifirst Corp.	500	21,545
Warnaco Group, Inc. (a)	1,760	79,710
Wolverine World Wide, Inc.	2,480	65,621
		464,262
TOTAL CONSUMER DISCRETIONARY		3,846,037
CONSUMER STAPLES - 3.0%
Beverages - 0.0%
Boston Beer Co., Inc. Class A (a)	160	7,598

	Shares	Value
Food & Staples Retailing - 0.8%
BJ's Wholesale Club, Inc. (a)	150	$ 5,829
Casey's General Stores, Inc.	1,380	41,635
Ingles Markets, Inc. Class A	200	4,566
Longs Drug Stores Corp.	1,180	89,255
Nash-Finch Co.	680	29,322
Spartan Stores, Inc.	710	17,665
The Pantry, Inc. (a)	150	3,179
Weis Markets, Inc.	10	360
		191,811
Food Products - 0.8%
Agria Corp. ADR	20	68
Chiquita Brands International, Inc. (a)	2,740	43,319
Darling International, Inc. (a)	2,840	31,552
Del Monte Foods Co.	3,470	27,066
Diamond Foods, Inc.	680	19,060
Flowers Foods, Inc.	870	25,543
Fresh Del Monte Produce, Inc. (a)	660	14,652
J&J Snack Foods Corp.	130	4,408
Omega Protein Corp. (a)	910	10,702
Pilgrims Pride Corp. Class B	350	872
Ralcorp Holdings, Inc. (a)	100	6,741
Reddy Ice Holdings, Inc.	140	511
Sanderson Farms, Inc.	70	2,572
TreeHouse Foods, Inc. (a)	120	3,564
		190,630
Household Products - 0.1%
Central Garden & Pet Co. Class A (non-vtg.) (a)	80	476
WD-40 Co.	450	16,169
		16,645
Personal Products - 1.0%
American Oriental Bioengineering, Inc. (a)	3,170	20,573
Chattem, Inc. (a)	800	62,544
Elizabeth Arden, Inc. (a)	450	8,834
Herbalife Ltd.	410	16,203
Inter Parfums, Inc.	680	9,221
NBTY, Inc. (a)	2,040	60,221
Nu Skin Enterprises, Inc. Class A	1,750	28,385
Prestige Brands Holdings, Inc. (a)	1,780	15,806
Revlon, Inc. (a)	40	594
		222,381
Tobacco - 0.3%
Universal Corp.	1,410	69,217
TOTAL CONSUMER STAPLES		698,282
ENERGY - 5.5%
Energy Equipment & Services - 2.4%
Allis-Chalmers Energy, Inc. (a)	280	3,542
Atwood Oceanics, Inc. (a)	80	2,912
Basic Energy Services, Inc. (a)	160	3,408
Common Stocks - continued
	Shares	Value
ENERGY - continued
Energy Equipment & Services - continued
BJ Services Co.	690	$ 13,200
Complete Production Services, Inc. (a)	410	8,253
Dawson Geophysical Co. (a)	150	7,004
Dresser-Rand Group, Inc. (a)	240	7,553
ENGlobal Corp. (a)	860	11,412
ENSCO International, Inc.	750	43,223
FMC Technologies, Inc. (a)	360	16,758
Forbes Energy Services LLC (a)	2,300	8,125
Grey Wolf, Inc. (a)	8,280	64,418
Gulf Island Fabrication, Inc.	600	20,682
Gulfmark Offshore, Inc. (a)	910	40,841
Hornbeck Offshore Services, Inc. (a)	310	11,972
ION Geophysical Corp. (a)	1,010	14,332
Key Energy Services, Inc. (a)	1,770	20,532
Lufkin Industries, Inc.	500	39,675
Matrix Service Co. (a)	110	2,101
Nabors Industries Ltd. (a)	800	19,936
NATCO Group, Inc. Class A (a)	70	2,813
Natural Gas Services Group, Inc. (a)	450	7,862
Newpark Resources, Inc. (a)	3,070	22,411
North American Energy Partners, Inc. (a)	360	3,733
Oil States International, Inc. (a)	510	18,029
Parker Drilling Co. (a)	410	3,288
Patterson-UTI Energy, Inc.	1,650	33,033
Pioneer Drilling Co. (a)	1,440	19,152
Pride International, Inc. (a)	440	13,028
SEACOR Holdings, Inc. (a)	620	48,949
T-3 Energy Services, Inc. (a)	30	1,114
Union Drilling, Inc. (a)	470	4,977
Unit Corp. (a)	570	28,397
Willbros Group, Inc. (a)	100	2,650
		569,315
Oil, Gas & Consumable Fuels - 3.1%
Abraxas Petroleum Corp. (a)	370	966
Alpha Natural Resources, Inc. (a)	340	17,486
Arlington Tankers Ltd.	240	3,691
Berry Petroleum Co. Class A	1,120	43,378
Bill Barrett Corp. (a)	1,050	33,716
BPZ Energy, Inc. (a)	540	9,288
Brigham Exploration Co. (a)	1,530	16,815
Callon Petroleum Co. (a)	1,010	18,210
Cano Petroleum, Inc. (a)	170	393
Cimarex Energy Co.	850	41,574
Comstock Resources, Inc. (a)	200	10,010
Concho Resources, Inc. (a)	660	18,223
Continental Resources, Inc. (a)	30	1,177
CVR Energy, Inc.	110	937
Delek US Holdings, Inc.	140	1,298
Delta Petroleum Corp. (a)	540	7,333
Denbury Resources, Inc. (a)	980	18,659

	Shares	Value
Enbridge Energy Management LLC	10	$ 419
Energy Partners Ltd. (a)	1,130	9,797
EXCO Resources, Inc. (a)	300	4,896
Frontier Oil Corp.	650	11,973
Galleon Energy, Inc. Class A (a)	100	880
Gasco Energy, Inc. (a)	2,380	4,332
General Maritime Corp.	650	12,662
Georesources, Inc. (a)	220	2,521
Houston American Energy Corp.	40	253
Jura Energy Corp. (a)	2,600	831
Knightsbridge Tankers Ltd.	720	19,058
Mariner Energy, Inc. (a)	2,340	47,970
Massey Energy Co.	670	23,899
Meridian Resource Corp. (a)	1,240	2,282
Noble Energy, Inc.	100	5,559
Nordic American Tanker Shipping Ltd.	590	18,915
Overseas Shipholding Group, Inc.	350	20,409
Penn Virginia Corp.	100	5,344
Petrohawk Energy Corp. (a)	990	21,414
Petroquest Energy, Inc. (a)	490	7,522
Plains Exploration & Production Co. (a)	610	21,448
Rentech, Inc. (a)	320	426
Rosetta Resources, Inc. (a)	2,200	40,392
Ship Finance International Ltd. (NY Shares)	70	1,509
Stone Energy Corp. (a)	1,573	66,585
Swift Energy Co. (a)	1,380	53,392
Teekay Tankers Ltd.	680	11,512
TUSK Energy Corp. (a)	900	1,361
Vaalco Energy, Inc. (a)	3,140	21,478
Venoco, Inc. (a)	180	2,340
VeraSun Energy Corp. (a)	1,840	5,759
Vero Energy, Inc. (a)	500	3,476
W&T Offshore, Inc.	1,230	33,567
Warren Resources, Inc. (a)	690	6,886
Westmoreland Coal Co. (a)	100	1,580
		735,801
TOTAL ENERGY		1,305,116
FINANCIALS - 15.5%
Capital Markets - 0.7%
E*TRADE Financial Corp. (a)	4,250	11,900
GAMCO Investors, Inc. Class A	140	8,302
Greenhill & Co., Inc.	60	4,425
Invesco Ltd.	460	9,651
KBW, Inc. (a)	620	20,423
Knight Capital Group, Inc. Class A (a)	1,730	25,708
LaBranche & Co., Inc. (a)	2,030	9,135
Legg Mason, Inc.	300	11,418
NGP Capital Resources Co.	170	2,477
Penson Worldwide, Inc. (a)	570	7,906
Sanders Morris Harris Group, Inc.	30	260
Stifel Financial Corp. (a)	225	11,228
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Capital Markets - continued
SWS Group, Inc.	1,310	$ 26,410
TD Ameritrade Holding Corp. (a)	1,230	19,926
TradeStation Group, Inc. (a)	100	935
U.S. Global Investments, Inc. Class A	90	905
		171,009
Commercial Banks - 3.8%
1st Source Corp.	10	235
BancFirst Corp.	130	6,283
Banco Latin Americano de Exporaciones SA (BLADEX) Series E	320	4,614
Cathay General Bancorp	140	3,332
Central Pacific Financial Corp.	210	3,530
Chemical Financial Corp.	420	13,079
Citizens Banking Corp., Michigan	410	1,263
City Holding Co.	570	24,083
CoBiz, Inc.	30	360
Colonial Bancgroup, Inc.	1,460	11,476
Community Bank System, Inc.	1,300	32,695
Community Trust Bancorp, Inc.	320	11,008
East West Bancorp, Inc.	660	9,042
First Commonwealth Financial Corp.	1,120	15,086
First Community Bancshares, Inc.	150	5,628
First Financial Bancorp, Ohio	370	5,402
First Horizon National Corp.	2,473	23,147
First Merchants Corp.	410	9,348
First Midwest Bancorp, Inc., Delaware	950	23,028
FirstMerit Corp.	580	12,180
Frontier Financial Corp., Washington	1,190	15,982
Hancock Holding Co.	370	18,870
Hanmi Financial Corp.	90	455
Huntington Bancshares, Inc.	1,250	9,988
IBERIABANK Corp.	180	9,513
Independent Bank Corp., Massachusetts	70	2,182
International Bancshares Corp.	980	26,460
MainSource Financial Group, Inc.	230	4,508
MB Financial, Inc.	50	1,654
National Penn Bancshares, Inc.	2,930	42,778
NBT Bancorp, Inc.	750	22,440
Old National Bancorp, Indiana	2,070	41,441
Oriental Financial Group, Inc.	760	13,574
Pacific Capital Bancorp	2,470	50,265
PacWest Bancorp	150	4,289
Park National Corp.	190	14,820
Popular, Inc.	5,330	44,186
Prosperity Bancshares, Inc.	200	6,798
Provident Bankshares Corp.	390	3,787
Regions Financial Corp.	960	9,216
Renasant Corp.	100	2,171
Republic Bancorp, Inc., Kentucky Class A	130	3,942
S&T Bancorp, Inc.	160	5,893

	Shares	Value
Sandy Spring Bancorp, Inc.	20	$ 442
Santander Bancorp	110	1,188
Simmons First National Corp. Class A	260	9,256
South Financial Group, Inc.	370	2,712
Southside Bancshares, Inc.	180	4,536
Sterling Bancorp, New York	850	12,291
Susquehanna Bancshares, Inc., Pennsylvania	3,430	66,954
SVB Financial Group (a)	210	12,163
TCF Financial Corp.	3,080	55,440
Tompkins Financial Corp.	220	11,110
Trustmark Corp.	200	4,148
UMB Financial Corp.	50	2,626
Umpqua Holdings Corp.	100	1,471
United Community Banks, Inc., Georgia	80	1,061
Webster Financial Corp.	2,400	60,600
WesBanco, Inc.	680	18,102
Westamerica Bancorp.	440	25,313
Western Alliance Bancorp. (a)	30	464
Whitney Holding Corp.	810	19,643
Wintrust Financial Corp.	400	11,740
Zions Bancorp	230	8,901
		900,192
Consumer Finance - 0.9%
Advance America Cash Advance Centers, Inc.	110	329
Advanta Corp. Class B	920	7,572
AmeriCredit Corp. (a)	2,990	30,289
Cash America International, Inc.	1,570	56,583
Discover Financial Services	2,760	38,143
EZCORP, Inc. (non-vtg.) Class A (a)	2,090	39,292
First Cash Financial Services, Inc. (a)	710	10,650
First Marblehead Corp.	550	1,370
Nelnet, Inc. Class A	200	2,840
World Acceptance Corp. (a)	810	29,160
		216,228
Diversified Financial Services - 0.3%
Asset Acceptance Capital Corp. (a)	630	6,640
Encore Capital Group, Inc. (a)	130	1,781
Financial Federal Corp.	1,120	25,670
Interactive Brokers Group, Inc. (a)	180	3,991
MarketAxess Holdings, Inc. (a)	210	1,695
PHH Corp. (a)	1,760	23,390
PICO Holdings, Inc. (a)	30	1,077
Portfolio Recovery Associates, Inc. (a)	210	10,212
		74,456
Insurance - 6.4%
Allied World Assurance Co. Holdings Ltd.	1,200	42,624
American Equity Investment Life Holding Co.	1,710	12,825
American Financial Group, Inc.	870	25,665
American Physicians Capital, Inc.	580	24,551
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Insurance - continued
Amerisafe, Inc. (a)	1,080	$ 19,656
Amtrust Financial Services, Inc.	1,610	21,880
Arch Capital Group Ltd. (a)	320	23,370
Argo Group International Holdings, Ltd. (a)	29	1,069
Aspen Insurance Holdings Ltd.	2,980	81,950
Assurant, Inc.	620	34,100
Axis Capital Holdings Ltd.	1,200	38,052
Brown & Brown, Inc.	860	18,593
Cincinnati Financial Corp.	100	2,844
CNA Financial Corp.	1,000	26,240
CNA Surety Corp. (a)	680	11,356
Conseco, Inc. (a)	2,980	10,490
Darwin Professional Underwriters, Inc. (a)	190	5,911
Delphi Financial Group, Inc. Class A	860	24,114
Donegal Group, Inc. Class A	20	363
eHealth, Inc. (a)	60	960
EMC Insurance Group	20	590
Employers Holdings, Inc.	1,070	18,597
Endurance Specialty Holdings Ltd.	1,800	55,656
Everest Re Group Ltd.	30	2,596
FBL Financial Group, Inc. Class A	670	18,686
Fidelity National Financial, Inc. Class A	1,640	24,108
Flagstone Reinsurance Holdings Ltd.	60	616
FPIC Insurance Group, Inc. (a)	440	22,612
Genworth Financial, Inc. Class A (non-vtg.)	2,160	18,598
Hallmark Financial Services, Inc. (a)	190	1,727
Hanover Insurance Group, Inc.	420	19,118
Harleysville Group, Inc.	840	31,752
HCC Insurance Holdings, Inc.	530	14,310
Hilb Rogal & Hobbs Co.	90	4,207
Horace Mann Educators Corp.	450	5,792
Infinity Property & Casualty Corp.	630	25,956
IPC Holdings Ltd.	2,210	66,764
LandAmerica Financial Group, Inc.	160	3,880
Max Capital Group Ltd.	2,620	60,863
Meadowbrook Insurance Group, Inc.	615	4,342
Montpelier Re Holdings Ltd.	1,290	21,298
National Financial Partners Corp.	650	9,750
National Interstate Corp.	210	5,046
National Western Life Insurance Co. Class A	20	4,841
Nationwide Financial Services, Inc. Class A (sub. vtg.)	330	16,279
Navigators Group, Inc. (a)	570	33,060
OdysseyRe Holdings Corp.	560	24,528
OneBeacon Insurance Group Ltd.	470	9,941
Philadelphia Consolidated Holdings Corp. (a)	800	46,856
Phoenix Companies, Inc.	1,520	14,045

	Shares	Value
Platinum Underwriters Holdings Ltd.	2,300	$ 81,604
PMA Capital Corp. Class A (a)	260	2,293
Presidential Life Corp.	80	1,263
ProAssurance Corp. (a)	1,230	68,880
Protective Life Corp.	790	22,523
Reinsurance Group of America, Inc. Class A	100	5,400
RenaissanceRe Holdings Ltd.	270	14,040
RLI Corp.	580	36,012
Safety Insurance Group, Inc.	510	19,344
SeaBright Insurance Holdings, Inc. (a)	520	6,760
Selective Insurance Group, Inc.	1,570	35,984
StanCorp Financial Group, Inc.	630	32,760
State Auto Financial Corp.	200	5,814
The First American Corp.	340	10,030
Transatlantic Holdings, Inc.	190	10,327
United America Indemnity Ltd. Class A (a)	800	11,384
United Fire & Casualty Co.	60	1,715
Unitrin, Inc.	740	18,456
Unum Group	1,760	44,176
Validus Holdings Ltd.	40	930
W.R. Berkley Corp.	1,400	32,970
Zenith National Insurance Corp.	750	27,480
		1,503,172
Real Estate Investment Trusts - 2.7%
Acadia Realty Trust (SBI)	60	1,517
Agree Realty Corp.	200	5,720
Alexanders, Inc. (a)	10	4,000
Alexandria Real Estate Equities, Inc.	100	11,250
Arbor Realty Trust, Inc.	100	1,000
Ashford Hospitality Trust, Inc.	1,240	5,022
Associated Estates Realty Corp.	150	1,955
BioMed Realty Trust, Inc.	570	15,077
Brandywine Realty Trust (SBI)	400	6,412
CapLease, Inc.	160	1,269
CBL & Associates Properties, Inc.	400	8,032
Cedar Shopping Centers, Inc.	270	3,569
Corporate Office Properties Trust (SBI)	410	16,544
DCT Industrial Trust, Inc.	110	824
DiamondRock Hospitality Co.	2,080	18,928
Digital Realty Trust, Inc.	600	28,350
EastGroup Properties, Inc.	270	13,106
Entertainment Properties Trust (SBI)	490	26,813
Equity Lifestyle Properties, Inc.	210	11,136
Equity One, Inc.	370	7,581
Extra Space Storage, Inc.	410	6,298
FelCor Lodging Trust, Inc.	1,670	11,957
First Industrial Realty Trust, Inc.	880	25,238
Glimcher Realty Trust	120	1,253
Gramercy Capital Corp.	200	518
Healthcare Realty Trust, Inc.	400	11,660
Hersha Hospitality Trust	260	1,934
Highwoods Properties, Inc. (SBI)	700	24,892
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
Home Properties, Inc.	400	$ 23,180
Inland Real Estate Corp.	1,140	17,887
Investors Real Estate Trust	50	560
Kite Realty Group Trust	250	2,750
LaSalle Hotel Properties (SBI)	290	6,763
Lexington Corporate Properties Trust	700	12,054
LTC Properties, Inc.	340	9,969
Medical Properties Trust, Inc.	470	5,335
Mid-America Apartment Communities, Inc.	300	14,742
National Health Investors, Inc.	100	3,418
National Retail Properties, Inc.	1,040	24,908
Nationwide Health Properties, Inc.	1,200	43,176
Omega Healthcare Investors, Inc.	1,210	23,789
Parkway Properties, Inc.	250	9,465
Pennsylvania Real Estate Investment Trust (SBI)	600	11,310
Potlatch Corp.	170	7,886
PS Business Parks, Inc.	170	9,792
Ramco-Gershenson Properties Trust (SBI)	190	4,260
Realty Income Corp.	1,050	26,880
Saul Centers, Inc.	110	5,559
Senior Housing Properties Trust (SBI)	1,320	31,456
Sovran Self Storage, Inc.	200	8,938
Strategic Hotel & Resorts, Inc.	1,000	7,550
Sunstone Hotel Investors, Inc.	515	6,953
Tanger Factory Outlet Centers, Inc.	600	26,274
Taubman Centers, Inc.	200	10,000
Universal Health Realty Income Trust (SBI)	10	389
Washington (REIT) (SBI)	430	15,751
		642,849
Real Estate Management & Development - 0.0%
Avatar Holdings, Inc. (a)	10	330
Forestar Real Estate Group, Inc. (a)	70	1,033
		1,363
Thrifts & Mortgage Finance - 0.7%
Anchor BanCorp Wisconsin, Inc.	250	1,838
Bank Mutual Corp.	870	9,875
BankFinancial Corp.	40	587
Brookline Bancorp, Inc., Delaware	890	11,383
Dime Community Bancshares, Inc.	1,230	18,721
Encore Bancshares, Inc. (a)	200	3,600
Farmer Mac Class C (non-vtg.)	150	615
First Niagara Financial Group, Inc.	300	4,725
First Place Financial Corp.	80	1,028
Flagstar Bancorp, Inc.	150	447
Flushing Financial Corp.	690	12,075
Hudson City Bancorp, Inc.	670	12,362
NewAlliance Bancshares, Inc.	450	6,764
Northwest Bancorp, Inc.	40	1,102
OceanFirst Financial Corp.	140	2,537

	Shares	Value
Ocwen Financial Corp. (a)	510	$ 4,106
Provident Financial Services, Inc.	1,720	28,397
Provident New York Bancorp	900	11,898
The PMI Group, Inc.	2,000	5,900
TierOne Corp.	210	1,077
Tree.com, Inc. (a)	34	164
Trustco Bank Corp., New York	700	8,197
WSFS Financial Corp.	90	5,400
		152,798
TOTAL FINANCIALS		3,662,067
HEALTH CARE - 8.3%
Biotechnology - 1.3%
Acorda Therapeutics, Inc. (a)	200	4,770
Alexion Pharmaceuticals, Inc. (a)	500	19,650
Allos Therapeutics, Inc. (a)	870	6,447
Alnylam Pharmaceuticals, Inc. (a)	840	24,318
Avant Immunotherapeutics, Inc. (a)	250	2,908
Celera Corp. (a)	100	1,545
Cubist Pharmaceuticals, Inc. (a)	2,300	51,129
CV Therapeutics, Inc. (a)	1,180	12,744
Dendreon Corp. (a)	1,220	6,966
Emergent BioSolutions, Inc. (a)	840	10,996
Enzon Pharmaceuticals, Inc. (a)	1,680	12,398
Geron Corp. (a)	130	514
GTx, Inc. (a)	260	4,945
Halozyme Therapeutics, Inc. (a)	110	807
Human Genome Sciences, Inc. (a)	470	2,985
Ligand Pharmaceuticals, Inc. Class B (a)	80	236
MannKind Corp. (a)	100	386
Martek Biosciences (a)	1,990	62,526
Medarex, Inc. (a)	200	1,294
Momenta Pharmaceuticals, Inc. (a)	1,080	14,159
Myriad Genetics, Inc. (a)	100	6,488
Nabi Biopharmaceuticals (a)	70	326
ONYX Pharmaceuticals, Inc. (a)	100	3,618
OSI Pharmaceuticals, Inc. (a)	200	9,858
PDL BioPharma, Inc.	1,410	13,127
Progenics Pharmaceuticals, Inc. (a)	110	1,464
Rigel Pharmaceuticals, Inc. (a)	300	7,005
RXi Pharmaceuticals Corp.	94	767
Savient Pharmaceuticals, Inc. (a)	500	7,455
Seattle Genetics, Inc. (a)	140	1,498
United Therapeutics Corp. (a)	120	12,620
Zymogenetics, Inc. (a)	140	932
		306,881
Health Care Equipment & Supplies - 1.9%
Abaxis, Inc. (a)	190	3,743
Align Technology, Inc. (a)	210	2,274
American Medical Systems Holdings, Inc. (a)	660	11,722
Analogic Corp.	840	41,798
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
Angiodynamics, Inc. (a)	310	$ 4,898
CONMED Corp. (a)	920	29,440
Cryolife, Inc. (a)	1,080	14,170
Cyberonics, Inc. (a)	1,110	18,870
Datascope Corp.	360	18,587
Exactech, Inc. (a)	290	6,450
Hill-Rom Holdings, Inc.	1,040	31,522
Invacare Corp.	670	16,174
IRIS International, Inc. (a)	220	3,938
Kensey Nash Corp. (a)	630	19,820
Masimo Corp. (a)	200	7,440
Merit Medical Systems, Inc. (a)	1,080	20,272
Natus Medical, Inc. (a)	710	16,089
Neogen Corp. (a)	50	1,409
NuVasive, Inc. (a)	200	9,866
Quidel Corp. (a)	1,120	18,379
Sirona Dental Systems, Inc. (a)	490	11,407
Somanetics Corp. (a)	480	10,498
SonoSite, Inc. (a)	380	11,932
Steris Corp.	1,870	70,275
Symmetry Medical, Inc. (a)	350	6,496
Synovis Life Technologies, Inc. (a)	380	7,152
The Spectranetics Corp. (a)	50	232
Vital Signs, Inc.	20	1,478
Vnus Medical Technologies, Inc. (a)	430	9,000
Zoll Medical Corp. (a)	790	25,849
		451,180
Health Care Providers & Services - 3.2%
Alliance Imaging, Inc. (a)	1,030	10,578
Almost Family, Inc. (a)	140	5,537
Amedisys, Inc. (a)	230	11,194
AMERIGROUP Corp. (a)	1,740	43,918
AMN Healthcare Services, Inc. (a)	960	16,867
AmSurg Corp. (a)	260	6,622
Apria Healthcare Group, Inc. (a)	1,170	21,341
Assisted Living Concepts, Inc. Class A (a)	230	1,465
Centene Corp. (a)	2,460	50,455
Chemed Corp.	1,060	43,524
Chindex International, Inc. (a)	165	1,792
Corvel Corp. (a)	150	4,292
Coventry Health Care, Inc. (a)	100	3,255
Cross Country Healthcare, Inc. (a)	530	8,634
Emergency Medical Services Corp. Class A (a)	270	8,068
Gentiva Health Services, Inc. (a)	440	11,854
Hanger Orthopedic Group, Inc. (a)	1,140	19,893
Health Net, Inc. (a)	230	5,428
HealthExtras, Inc. (a)	430	11,232
Healthspring, Inc. (a)	3,230	68,347
Kindred Healthcare, Inc. (a)	1,220	33,635
Landauer, Inc.	350	25,463

	Shares	Value
LHC Group, Inc. (a)	50	$ 1,424
LifePoint Hospitals, Inc. (a)	2,330	74,886
Lincare Holdings, Inc. (a)	1,240	37,312
Magellan Health Services, Inc. (a)	80	3,285
Molina Healthcare, Inc. (a)	1,140	35,340
National Healthcare Corp.	10	471
Odyssey Healthcare, Inc. (a)	530	5,380
Omnicare, Inc.	70	2,014
Owens & Minor, Inc.	1,840	89,240
PharMerica Corp. (a)	1,040	23,390
Providence Service Corp. (a)	140	1,372
PSS World Medical, Inc. (a)	560	10,920
Psychiatric Solutions, Inc. (a)	100	3,795
RehabCare Group, Inc. (a)	770	13,937
ResCare, Inc. (a)	600	10,884
Skilled Healthcare Group, Inc.	180	2,860
Sun Healthcare Group, Inc. (a)	190	2,785
Universal American Financial Corp. (a)	220	2,682
Wellcare Health Plans, Inc. (a)	720	25,920
		761,291
Health Care Technology - 0.1%
HLTH Corp. (a)	180	2,057
Phase Forward, Inc. (a)	610	12,755
		14,812
Life Sciences Tools & Services - 0.8%
Albany Molecular Research, Inc. (a)	950	17,186
Bio-Rad Laboratories, Inc. Class A (a)	100	9,912
Bruker BioSciences Corp. (a)	100	1,333
Dionex Corp. (a)	230	14,617
Enzo Biochem, Inc. (a)	60	659
eResearchTechnology, Inc. (a)	1,610	19,175
Illumina, Inc. (a)	250	10,133
Life Sciences Research, Inc. (a)	120	4,200
Luminex Corp. (a)	1,000	25,010
Medivation, Inc. (a)	100	2,646
Nektar Therapeutics (a)	510	1,831
PAREXEL International Corp. (a)	1,430	40,984
Sequenom, Inc. (a)	200	5,324
Varian, Inc. (a)	800	34,320
		187,330
Pharmaceuticals - 1.0%
Adolor Corp. (a)	1,240	4,278
Auxilium Pharmaceuticals, Inc. (a)	280	9,072
BioMimetic Therapeutics, Inc. (a)	120	1,327
CPEX Pharmaceuticals, Inc. (a)	8	150
Durect Corp. (a)	170	952
Endo Pharmaceuticals Holdings, Inc. (a)	1,280	25,600
King Pharmaceuticals, Inc. (a)	5,730	54,893
KV Pharmaceutical Co. Class A (a)	340	7,721
Medicines Co. (a)	200	4,644
Medicis Pharmaceutical Corp. Class A	1,280	19,085
MiddleBrook Pharmaceuticals, Inc. (a)	500	750
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Pharmaceuticals - continued
Noven Pharmaceuticals, Inc. (a)	780	$ 9,110
Pain Therapeutics, Inc. (a)	710	6,937
Par Pharmaceutical Companies, Inc. (a)	330	4,056
Pozen, Inc. (a)	420	4,414
Salix Pharmaceuticals Ltd. (a)	120	769
Sepracor, Inc. (a)	1,550	28,381
Valeant Pharmaceuticals International (a)	300	6,141
ViroPharma, Inc. (a)	100	1,312
Vivus, Inc. (a)	790	6,273
Warner Chilcott Ltd. (a)	700	10,584
Watson Pharmaceuticals, Inc. (a)	980	27,930
XenoPort, Inc. (a)	90	4,364
		238,743
TOTAL HEALTH CARE		1,960,237
INDUSTRIALS - 19.6%
Aerospace & Defense - 1.8%
AeroVironment, Inc. (a)	410	13,100
American Science & Engineering, Inc.	170	10,154
Argon ST, Inc. (a)	340	7,987
Axsys Technologies, Inc. (a)	440	25,934
Ceradyne, Inc. (a)	1,270	46,558
Cubic Corp.	990	24,344
Curtiss-Wright Corp.	30	1,364
DRS Technologies, Inc.	1,160	89,030
Ducommun, Inc.	400	9,552
DynCorp International, Inc. Class A (a)	1,800	30,168
Esterline Technologies Corp. (a)	1,300	51,467
GenCorp, Inc. (non-vtg.) (a)	690	4,651
Heico Corp.	300	9,846
Herley Industries, Inc. (a)	20	342
Orbital Sciences Corp. (a)	380	9,109
Stanley, Inc. (a)	440	16,240
Teledyne Technologies, Inc. (a)	680	38,869
Triumph Group, Inc.	700	31,997
		420,712
Air Freight & Logistics - 0.5%
Air Transport Services Group, Inc. (a)	290	215
Atlas Air Worldwide Holdings, Inc. (a)	490	19,752
Hub Group, Inc. Class A (a)	1,650	62,123
Pacer International, Inc.	2,190	36,069
UTI Worldwide, Inc.	610	10,382
		128,541
Airlines - 0.4%
Continental Airlines, Inc. Class B (a)	760	12,677
Hawaiian Holdings, Inc. (a)	2,300	21,344
Republic Airways Holdings, Inc. (a)	1,850	18,852
SkyWest, Inc.	2,640	42,187
		95,060

	Shares	Value
Building Products - 1.0%
Aaon, Inc.	630	$ 11,460
American Woodmark Corp.	120	2,694
Ameron International Corp.	250	17,913
Apogee Enterprises, Inc.	550	8,267
Armstrong World Industries, Inc.	270	7,803
Gibraltar Industries, Inc.	590	11,039
Griffon Corp. (a)	181	1,633
Insteel Industries, Inc.	810	11,008
Lennox International, Inc.	1,990	66,207
NCI Building Systems, Inc. (a)	1,310	41,593
Owens Corning (a)	30	717
Quanex Building Products Corp.	1,750	26,670
Trex Co., Inc. (a)	90	1,630
Universal Forest Products, Inc.	580	20,248
		228,882
Commercial Services & Supplies - 3.3%
ABM Industries, Inc.	370	8,081
ACCO Brands Corp. (a)	160	1,206
American Ecology Corp.	770	21,306
American Reprographics Co. (a)	890	15,353
Amrep Corp. (a)	40	1,696
Bowne & Co., Inc.	1,130	13,052
Casella Waste Systems, Inc. Class A (a)	240	2,818
Clean Harbors, Inc. (a)	780	52,689
Comfort Systems USA, Inc.	2,200	29,392
Consolidated Graphics, Inc. (a)	510	15,468
Copart, Inc. (a)	70	2,660
Cornell Companies, Inc. (a)	690	18,754
Courier Corp.	10	204
Deluxe Corp.	2,800	40,292
Ennis, Inc.	500	7,730
G&K Services, Inc. Class A	470	15,534
Healthcare Services Group, Inc.	200	3,658
Herman Miller, Inc.	2,980	72,921
HNI Corp.	1,420	35,983
IKON Office Solutions, Inc.	3,050	51,881
Interface, Inc. Class A	2,690	30,585
Kimball International, Inc. Class B	530	5,724
Knoll, Inc.	2,140	32,357
M&F Worldwide Corp. (a)	30	1,200
McGrath RentCorp.	330	9,511
Metalico, Inc. (a)	980	5,782
Mine Safety Appliances Co.	720	27,446
PRG-Schultz International, Inc. (a)	40	358
R.R. Donnelley & Sons Co.	940	23,058
Rollins, Inc.	870	16,513
Schawk, Inc. Class A	320	4,838
Standard Parking Corp. (a)	90	2,000
Standard Register Co.	820	8,077
Steelcase, Inc. Class A	4,370	46,978
Sykes Enterprises, Inc. (a)	1,370	30,085
Team, Inc. (a)	490	17,699
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Commercial Services & Supplies - continued
Tetra Tech, Inc. (a)	40	$ 962
United Stationers, Inc. (a)	1,200	57,396
Viad Corp.	1,150	33,109
Waste Connections, Inc. (a)	490	16,807
Waste Services, Inc. (a)	20	148
		781,311
Construction & Engineering - 1.0%
AECOM Technology Corp. (a)	660	16,130
Dycom Industries, Inc. (a)	1,450	18,879
EMCOR Group, Inc. (a)	1,960	51,587
Furmanite Corp. (a)	200	2,068
Granite Construction, Inc.	1,330	47,641
Insituform Technologies, Inc. Class A (a)	1,020	15,259
Integrated Electrical Services, Inc. (a)	320	5,619
KBR, Inc.	400	6,108
Layne Christensen Co. (a)	110	3,897
MasTec, Inc. (a)	1,990	26,447
Michael Baker Corp. (a)	240	8,352
Northwest Pipe Co. (a)	390	17,012
Perini Corp. (a)	450	11,606
Pike Electric Corp. (a)	780	11,489
		242,094
Electrical Equipment - 2.3%
A.O. Smith Corp.	1,340	52,515
Acuity Brands, Inc.	1,730	72,245
Advanced Battery Technologies, Inc. (a)	180	581
AZZ, Inc. (a)	560	23,167
Baldor Electric Co.	1,310	37,741
Belden, Inc.	1,820	57,858
Brady Corp. Class A	1,210	42,689
C&D Technologies, Inc. (a)	500	2,840
Cooper Industries Ltd. Class A	170	6,792
Day4 Energy, Inc.	2,000	7,197
Encore Wire Corp.	940	17,023
Energy Conversion Devices, Inc. (a)	30	1,748
Fushi Copperweld, Inc. (a)	60	581
GrafTech International Ltd. (a)	3,720	56,209
Hubbell, Inc. Class B	10	351
II-VI, Inc. (a)	390	15,077
LSI Industries, Inc.	290	2,398
Plug Power, Inc. (a)	120	119
Powell Industries, Inc. (a)	450	18,365
Regal-Beloit Corp.	990	42,095
Roper Industries, Inc.	40	2,278
Thomas & Betts Corp. (a)	150	5,861
Valence Technology, Inc. (a)	1,280	4,416
Vicor Corp.	300	2,664
Woodward Governor Co.	1,790	63,133
		535,943

	Shares	Value
Industrial Conglomerates - 0.2%
Carlisle Companies, Inc.	250	$ 7,493
Raven Industries, Inc.	550	21,643
Standex International Corp.	20	555
Teleflex, Inc.	10	635
Tredegar Corp.	510	9,073
		39,399
Machinery - 4.2%
Actuant Corp. Class A	1,470	37,103
Altra Holdings, Inc. (a)	540	7,970
Ampco-Pittsburgh Corp. (a)	480	12,432
Astec Industries, Inc. (a)	740	22,814
Badger Meter, Inc.	670	31,457
Barnes Group, Inc.	2,240	45,293
Blount International, Inc. (a)	1,580	17,585
Briggs & Stratton Corp.	320	5,178
Cascade Corp.	120	5,257
Chart Industries, Inc. (a)	800	22,848
CIRCOR International, Inc.	590	25,624
Columbus McKinnon Corp. (NY Shares) (a)	820	19,327
Commercial Vehicle Group, Inc. (a)	90	640
Cummins, Inc.	470	20,548
Dover Corp.	280	11,354
EnPro Industries, Inc. (a)	1,410	52,396
Federal Signal Corp.	1,450	19,865
Gardner Denver, Inc. (a)	1,520	52,774
Gorman-Rupp Co.	737	27,800
Graham Corp.	160	8,656
Greenbrier Companies, Inc.	160	3,122
Hurco Companies, Inc. (a)	170	5,027
IDEX Corp.	560	17,371
Ingersoll-Rand Co. Ltd. Class A	1,170	36,469
John Bean Technologies Corp. (a)	233	2,950
K-Tron International, Inc. (a)	10	1,288
Kadant, Inc. (a)	790	17,988
Kennametal, Inc.	170	4,610
L.B. Foster Co. Class A (a)	170	5,171
Lincoln Electric Holdings, Inc.	330	21,222
Lydall, Inc. (a)	430	4,141
McCoy Corp.	1,100	2,439
Mueller Industries, Inc.	2,020	46,480
Mueller Water Products, Inc. Class A	560	5,029
NACCO Industries, Inc. Class A	30	2,836
Navistar International Corp. (a)	260	14,087
NN, Inc.	340	4,369
Nordson Corp.	760	37,324
Oshkosh Co.	290	3,816
Pentair, Inc.	180	6,223
RBC Bearings, Inc. (a)	340	11,455
Robbins & Myers, Inc.	910	28,146
Sauer-Danfoss, Inc.	30	741
Sun Hydraulics Corp.	710	18,488
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Machinery - continued
Tecumseh Products Co. Class A (non-vtg.) (a)	940	$ 23,538
Tennant Co.	310	10,621
Thermadyne Holdings Corp. (a)	20	333
Timken Co.	750	21,263
Titan International, Inc.	792	16,885
Toro Co.	1,790	73,927
TriMas Corp. (a)	20	131
Trinity Industries, Inc.	50	1,287
Twin Disc, Inc.	120	1,651
Wabash National Corp.	560	5,292
Wabtec Corp.	1,010	51,742
Watts Water Technologies, Inc. Class A	970	26,530
Xerium Technologies, Inc.	240	1,546
		982,459
Marine - 0.4%
Alexander & Baldwin, Inc.	940	41,388
American Commercial Lines, Inc. (a)	520	5,533
Excel Maritime Carriers Ltd.	480	7,238
Safe Bulkers, Inc.	1,400	15,260
Star Bulk Carriers Corp.	1,350	9,450
TBS International Ltd. Class A (a)	170	2,288
Ultrapetrol (Bahamas) Ltd. (a)	70	550
		81,707
Professional Services - 2.0%
Administaff, Inc.	1,480	40,286
CBIZ, Inc. (a)	2,260	19,097
CDI Corp.	790	17,641
Comsys IT Partners, Inc. (a)	250	2,430
Corporate Executive Board Co.	60	1,875
CoStar Group, Inc. (a)	20	908
CRA International, Inc. (a)	320	8,794
Exponent, Inc. (a)	850	28,127
First Advantage Corp. Class A (a)	180	2,529
Heidrick & Struggles International, Inc.	230	6,935
Hill International, Inc. (a)	1,060	14,681
Hudson Highland Group, Inc. (a)	850	5,908
ICF International, Inc. (a)	430	8,493
Kelly Services, Inc. Class A (non-vtg.)	810	15,431
Kforce, Inc. (a)	40	408
Korn/Ferry International (a)	2,250	40,095
Manpower, Inc.	570	24,601
Monster Worldwide, Inc. (a)	950	14,165
MPS Group, Inc. (a)	5,180	52,214
Navigant Consulting, Inc. (a)	510	10,144
On Assignment, Inc. (a)	590	4,649
Resources Connection, Inc. (a)	2,030	45,736
Robert Half International, Inc.	1,460	36,135
School Specialty, Inc. (a)	560	17,466
Spherion Corp. (a)	810	3,945

	Shares	Value
TrueBlue, Inc. (a)	2,550	$ 41,208
Watson Wyatt Worldwide, Inc. Class A	350	17,406
		481,307
Road & Rail - 1.1%
AMERCO (a)	130	5,451
Arkansas Best Corp.	1,420	47,840
Avis Budget Group, Inc. (a)	5,700	32,718
Celadon Group, Inc. (a)	250	2,868
Con-way, Inc.	40	1,764
Genesee & Wyoming, Inc. Class A (a)	470	17,634
Heartland Express, Inc.	870	13,502
Hertz Global Holdings, Inc. (a)	1,860	14,080
Marten Transport Ltd. (a)	670	13,072
Old Dominion Freight Lines, Inc. (a)	480	13,603
Ryder System, Inc.	340	21,080
Werner Enterprises, Inc.	2,030	44,071
YRC Worldwide, Inc. (a)	3,400	40,664
		268,347
Trading Companies & Distributors - 1.4%
Applied Industrial Technologies, Inc.	2,250	60,593
Beacon Roofing Supply, Inc. (a)	1,280	19,994
BlueLinx Corp.	50	265
DXP Enterprises, Inc. (a)	40	2,132
GATX Corp.	1,090	43,131
H&E Equipment Services, Inc. (a)	180	1,739
Houston Wire & Cable Co.	950	16,312
Interline Brands, Inc. (a)	70	1,135
Kaman Corp.	60	1,709
MSC Industrial Direct Co., Inc. Class A	390	17,967
RSC Holdings, Inc. (a)	10	114
Rush Enterprises, Inc. Class A (a)	880	11,264
TAL International Group, Inc.	240	4,997
Textainer Group Holdings Ltd.	140	2,127
United Rentals, Inc.	2,758	42,032
W.W. Grainger, Inc.	50	4,349
Watsco, Inc.	490	24,637
WESCO International, Inc. (a)	2,120	68,222
		322,719
Transportation Infrastructure - 0.0%
CAI International, Inc. (a)	870	9,622
TOTAL INDUSTRIALS		4,618,103
INFORMATION TECHNOLOGY - 19.9%
Communications Equipment - 2.7%
3Com Corp. (a)	630	1,468
Acme Packet, Inc. (a)	240	1,375
Adtran, Inc.	2,700	52,623
Avocent Corp. (a)	2,420	49,513
Black Box Corp.	350	12,086
Brocade Communications Systems, Inc. (a)	6,400	37,248
Ciena Corp. (a)	1,390	14,011
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Communications Equipment - continued
Comtech Telecommunications Corp. (a)	1,200	$ 59,088
DG FastChannel, Inc. (a)	30	658
Digi International, Inc. (a)	40	408
EchoStar Holding Corp. Class A (a)	480	11,568
EMS Technologies, Inc. (a)	580	12,940
Emulex Corp. (a)	4,180	44,601
Extreme Networks, Inc. (a)	331	1,115
F5 Networks, Inc. (a)	70	1,637
Foundry Networks, Inc. (a)	2,140	38,969
InterDigital, Inc. (a)	250	6,013
Ixia (a)	1,070	7,886
JDS Uniphase Corp. (a)	1,340	11,336
Loral Space & Communications Ltd. (a)	10	148
Oplink Communications, Inc. (a)	20	241
Parkervision, Inc. (a)	150	1,500
Plantronics, Inc.	3,120	70,262
Polycom, Inc. (a)	2,430	56,206
Powerwave Technologies, Inc. (a)	4,290	16,988
SeaChange International, Inc. (a)	860	8,308
ShoreTel, Inc. (a)	351	2,015
Symmetricom, Inc. (a)	10	50
Tekelec (a)	3,520	49,245
Tellabs, Inc. (a)	9,760	39,626
UTStarcom, Inc. (a)	2,360	7,953
ViaSat, Inc. (a)	520	12,262
		629,347
Computers & Peripherals - 1.7%
3PAR, Inc.	720	4,644
Adaptec, Inc. (a)	2,590	8,495
Avid Technology, Inc. (a)	220	5,293
Compellent Technologies, Inc.	90	1,116
Electronics for Imaging, Inc. (a)	1,300	18,109
Hutchinson Technology, Inc. (a)	50	579
Hypercom Corp. (a)	50	199
Imation Corp.	1,080	24,397
Intermec, Inc. (a)	30	589
Lexmark International, Inc. Class A (a)	1,240	40,387
NCR Corp. (a)	1,700	37,485
Netezza Corp. (a)	950	10,080
QLogic Corp. (a)	4,180	64,205
Rackable Systems, Inc. (a)	120	1,177
Seagate Technology	2,560	31,027
STEC, Inc. (a)	2,260	17,402
Stratasys, Inc. (a)	160	2,795
Sun Microsystems, Inc. (a)	1,660	12,616
Synaptics, Inc. (a)	2,230	67,391
Teradata Corp. (a)	60	1,170
Western Digital Corp. (a)	2,240	47,757
Xyratex Ltd. (a)	370	4,118
		401,031

	Shares	Value
Electronic Equipment & Components - 3.6%
Acacia Research Corp. - Acacia Technologies (a)	430	$ 1,299
Agilysys, Inc.	30	303
Amphenol Corp. Class A	630	25,288
Anixter International, Inc. (a)	110	6,546
Arrow Electronics, Inc. (a)	1,370	35,921
Avnet, Inc. (a)	1,150	28,325
AVX Corp.	550	5,605
Benchmark Electronics, Inc. (a)	3,120	43,930
Checkpoint Systems, Inc. (a)	300	5,646
Cogent, Inc. (a)	1,180	12,060
Cognex Corp.	1,780	35,885
Coherent, Inc. (a)	810	28,796
CTS Corp.	1,640	20,959
Daktronics, Inc.	470	7,830
Dolby Laboratories, Inc. Class A (a)	20	704
DTS, Inc. (a)	810	22,542
Electro Scientific Industries, Inc. (a)	530	7,537
FLIR Systems, Inc. (a)	320	12,294
Gerber Scientific, Inc. (a)	260	2,376
Ingram Micro, Inc. Class A (a)	880	14,142
Insight Enterprises, Inc. (a)	1,260	16,897
IPG Photonics Corp. (a)	210	4,097
Itron, Inc. (a)	20	1,771
Jabil Circuit, Inc.	810	7,727
Littelfuse, Inc. (a)	680	20,216
Measurement Specialties, Inc. (a)	10	174
Methode Electronics, Inc. Class A	1,310	11,711
Molex, Inc.	1,170	26,267
MTS Systems Corp.	580	24,418
Multi-Fineline Electronix, Inc. (a)	980	14,494
Nam Tai Electronics, Inc.	430	3,513
National Instruments Corp.	1,180	35,459
Newport Corp. (a)	300	3,234
OSI Systems, Inc. (a)	290	6,818
Park Electrochemical Corp.	560	13,574
PC Connection, Inc. (a)	190	1,271
Plexus Corp. (a)	2,560	52,992
RadiSys Corp. (a)	30	258
Rofin-Sinar Technologies, Inc. (a)	1,730	52,955
Rogers Corp. (a)	490	18,120
Sanmina-SCI Corp. (a)	3,310	4,634
ScanSource, Inc. (a)	600	17,274
SYNNEX Corp. (a)	1,770	39,542
Tech Data Corp. (a)	2,010	59,999
Technitrol, Inc.	1,470	21,741
Trimble Navigation Ltd. (a)	880	22,757
TTM Technologies, Inc. (a)	2,370	23,510
Vishay Intertechnology, Inc. (a)	4,920	32,570
		855,981
Internet Software & Services - 1.4%
Art Technology Group, Inc. (a)	610	2,147
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Internet Software & Services - continued
AsiaInfo Holdings, Inc. (a)	1,830	$ 16,799
Bankrate, Inc. (a)	30	1,167
Bidz.com, Inc. (a)	110	953
Digital River, Inc. (a)	390	12,636
EarthLink, Inc. (a)	630	5,355
Greenfield Online, Inc. (a)	680	11,832
IAC/InterActiveCorp (a)	565	9,775
iMergent, Inc.	320	3,584
Interwoven, Inc. (a)	1,370	19,344
j2 Global Communications, Inc. (a)	2,880	67,248
Limelight Networks, Inc. (a)	40	100
Marchex, Inc. Class B	300	3,087
ModusLink Global Solutions, Inc. (a)	630	6,054
Move, Inc. (a)	100	212
NaviSite, Inc. (a)	300	600
NIC, Inc.	970	6,693
Open Text Corp. (a)	1,580	52,414
RealNetworks, Inc. (a)	1,820	9,246
S1 Corp. (a)	2,660	16,279
Sohu.com, Inc. (a)	180	10,035
SonicWALL, Inc. (a)	1,030	5,397
Soundbite Communications, Inc.	400	964
Switch & Data Facilities Co., Inc. (a)	100	1,245
TheStreet.com, Inc.	460	2,755
United Online, Inc.	2,692	25,332
ValueClick, Inc. (a)	770	7,877
Vignette Corp. (a)	1,200	12,888
Vocus, Inc. (a)	450	15,282
Zix Corp. (a)	330	746
		328,046
IT Services - 2.3%
Acxiom Corp.	2,870	35,990
Broadridge Financial Solutions, Inc.	970	14,928
CACI International, Inc. Class A (a)	270	13,527
Cass Information Systems, Inc.	10	359
Ciber, Inc. (a)	2,580	18,034
Computer Sciences Corp. (a)	690	27,731
Convergys Corp. (a)	4,490	66,362
CSG Systems International, Inc. (a)	1,360	23,841
CyberSource Corp. (a)	1,442	23,231
ExlService Holdings, Inc. (a)	40	351
Fidelity National Information Services, Inc.	320	5,907
Forrester Research, Inc. (a)	710	20,817
Gartner, Inc. Class A (a)	1,350	30,618
Global Cash Access Holdings, Inc. (a)	1,380	6,983
Global Payments, Inc.	30	1,346
Hackett Group, Inc. (a)	50	272
Heartland Payment Systems, Inc.	370	9,457
Hewitt Associates, Inc. Class A (a)	500	18,220
iGate Corp. (a)	280	2,428

	Shares	Value
infoGROUP, Inc.	100	$ 661
Integral Systems, Inc.	920	19,108
ManTech International Corp. Class A (a)	1,000	59,290
Mastech Holdings, Inc. (a)	13	101
Maximus, Inc.	540	19,894
NCI, Inc. Class A (a)	200	5,696
Ness Technologies, Inc. (a)	430	4,932
Perot Systems Corp. Class A (a)	2,490	43,202
RightNow Technologies, Inc. (a)	920	11,564
Sapient Corp. (a)	3,770	28,011
Teletech Holdings, Inc. (a)	1,600	19,904
Total System Services, Inc.	40	656
Unisys Corp. (a)	750	2,063
		535,484
Office Electronics - 0.0%
Zebra Technologies Corp. Class A (a)	440	12,254
Semiconductors & Semiconductor Equipment - 4.8%
Actel Corp. (a)	1,120	13,978
Advanced Energy Industries, Inc. (a)	1,320	18,058
Altera Corp.	1,750	36,190
Amkor Technology, Inc. (a)	7,210	45,928
Analog Devices, Inc.	980	25,823
Atmel Corp. (a)	15,840	53,698
ATMI, Inc. (a)	410	7,372
Brooks Automation, Inc. (a)	1,380	11,537
Cabot Microelectronics Corp. (a)	1,400	44,912
Cirrus Logic, Inc. (a)	2,230	12,154
Cohu, Inc.	490	7,752
Conexant Systems, Inc. (a)	800	3,208
Cymer, Inc. (a)	1,260	31,916
DSP Group, Inc. (a)	30	230
Entegris, Inc. (a)	5,450	26,378
Exar Corp. (a)	80	613
Fairchild Semiconductor International, Inc. (a)	5,090	45,250
FEI Co. (a)	1,250	29,763
Integrated Device Technology, Inc. (a)	6,990	54,382
Intellon Corp.	500	1,830
Intersil Corp. Class A	2,000	33,160
IXYS Corp.	50	455
KLA-Tencor Corp.	950	30,068
Lattice Semiconductor Corp. (a)	3,350	6,901
LSI Corp. (a)	4,920	26,371
Marvell Technology Group Ltd. (a)	2,010	18,693
Mattson Technology, Inc. (a)	70	331
Micrel, Inc.	2,990	27,119
Microsemi Corp. (a)	20	510
Microtune, Inc. (a)	400	1,072
MKS Instruments, Inc. (a)	2,790	55,549
Monolithic Power Systems, Inc. (a)	1,470	25,534
Netlogic Microsystems, Inc. (a)	720	21,773
Novellus Systems, Inc. (a)	100	1,964
NVIDIA Corp. (a)	140	1,499
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Pericom Semiconductor Corp. (a)	1,760	$ 18,480
PMC-Sierra, Inc. (a)	6,420	47,636
Power Integrations, Inc. (a)	110	2,651
RF Micro Devices, Inc. (a)	6,850	20,002
Semtech Corp. (a)	3,910	54,584
Silicon Image, Inc. (a)	2,520	13,457
Silicon Laboratories, Inc. (a)	1,350	41,445
Silicon Storage Technology, Inc. (a)	1,060	3,456
Skyworks Solutions, Inc. (a)	6,970	58,269
Spansion, Inc. Class A (a)	280	434
Standard Microsystems Corp. (a)	650	16,237
Supertex, Inc. (a)	220	6,195
Techwell, Inc. (a)	150	1,415
Teradyne, Inc. (a)	4,290	33,505
TriQuint Semiconductor, Inc. (a)	1,820	8,718
Ultra Clean Holdings, Inc. (a)	110	554
Ultratech, Inc. (a)	1,080	13,068
Veeco Instruments, Inc. (a)	1,260	18,661
Verigy Ltd. (a)	1,160	18,885
Volterra Semiconductor Corp. (a)	1,490	18,968
Xilinx, Inc.	560	13,132
Zoran Corp. (a)	260	2,122
		1,133,845
Software - 3.4%
Activision Blizzard, Inc. (a)	1,920	29,626
Actuate Corp. (a)	270	945
Advent Software, Inc. (a)	220	7,751
Amdocs Ltd. (a)	960	26,285
Ansys, Inc. (a)	659	24,956
ArcSight, Inc.	40	305
Aspen Technology, Inc. (a)	2,450	31,115
Autodesk, Inc. (a)	520	17,446
Bottomline Technologies, Inc. (a)	230	2,392
CA, Inc.	580	11,577
Cadence Design Systems, Inc. (a)	5,100	34,476
Check Point Software Technologies Ltd. (a)	520	11,825
Citrix Systems, Inc. (a)	210	5,305
CommVault Systems, Inc. (a)	170	2,049
Compuware Corp. (a)	3,510	34,012
Concur Technologies, Inc. (a)	210	8,035
Double-Take Software, Inc. (a)	190	1,891
EPIQ Systems, Inc. (a)	1,020	13,872
Fair Isaac Corp.	1,990	45,870
FalconStor Software, Inc. (a)	350	1,876
i2 Technologies, Inc. (a)	150	2,024
Informatica Corp. (a)	2,190	28,448
Interactive Intelligence, Inc. (a)	350	3,157
Jack Henry & Associates, Inc.	260	5,286
JDA Software Group, Inc. (a)	1,020	15,514
Kenexa Corp. (a)	60	947

	Shares	Value
Lawson Software, Inc. (a)	910	$ 6,370
Manhattan Associates, Inc. (a)	1,000	22,340
Mentor Graphics Corp. (a)	1,870	21,225
MicroStrategy, Inc. Class A (a)	440	26,193
Net 1 UEPS Technologies, Inc. (a)	1,650	36,845
NetScout Systems, Inc. (a)	650	6,916
Parametric Technology Corp. (a)	2,560	47,104
Pegasystems, Inc.	220	2,840
Phoenix Technologies Ltd. (a)	50	400
Progress Software Corp. (a)	820	21,312
PROS Holdings, Inc. (a)	130	1,221
Quest Software, Inc. (a)	2,760	35,024
Radiant Systems, Inc. (a)	850	7,387
SPSS, Inc. (a)	540	15,854
Sybase, Inc. (a)	1,430	43,787
Synopsys, Inc. (a)	160	3,192
Taleo Corp. Class A (a)	630	12,531
The9 Ltd. sponsored ADR (a)	70	1,175
TIBCO Software, Inc. (a)	8,800	64,416
TiVo, Inc. (a)	430	3,148
Tyler Technologies, Inc. (a)	1,020	15,473
Ultimate Software Group, Inc. (a)	210	5,670
Wind River Systems, Inc. (a)	3,800	38,000
		805,408
TOTAL INFORMATION TECHNOLOGY		4,701,396
MATERIALS - 6.3%
Chemicals - 4.0%
A. Schulman, Inc.	960	18,989
American Vanguard Corp.	160	2,413
Arch Chemicals, Inc.	760	26,828
Ashland, Inc.	40	1,170
Balchem Corp.	260	6,934
Calgon Carbon Corp. (a)	2,250	45,810
CF Industries Holdings, Inc.	230	21,036
Chemtura Corp.	7,930	36,161
Ferro Corp.	1,750	35,175
GenTek, Inc. (a)	60	1,543
H.B. Fuller Co.	2,480	51,758
Hercules, Inc.	4,020	79,556
ICO, Inc. (a)	830	4,656
Innophos Holdings, Inc.	950	23,161
Innospec, Inc.	830	10,010
Koppers Holdings, Inc.	1,210	45,266
Landec Corp. (a)	520	4,259
LSB Industries, Inc. (a)	290	4,017
Minerals Technologies, Inc.	900	53,424
Nalco Holding Co.	960	17,798
NewMarket Corp.	850	44,676
NOVA Chemicals Corp.	1,460	32,083
Olin Corp.	3,050	59,170
OM Group, Inc. (a)	1,320	29,700
Penford Corp.	40	708
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Chemicals - continued
PolyOne Corp. (a)	3,060	$ 19,737
Quaker Chemical Corp.	360	10,246
RPM International, Inc.	930	17,986
Sensient Technologies Corp.	1,180	33,193
ShengdaTech, Inc. (a)	170	1,190
Spartech Corp.	70	693
Stepan Co.	290	15,825
Terra Industries, Inc.	1,250	36,750
The Scotts Miracle-Gro Co. Class A	1,420	33,569
Valhi, Inc.	100	1,800
Valspar Corp.	3,200	71,328
Westlake Chemical Corp.	1,290	27,129
Zep, Inc.	900	15,876
		941,623
Construction Materials - 0.1%
Headwaters, Inc. (a)	1,630	21,761
Containers & Packaging - 0.8%
Crown Holdings, Inc. (a)	1,100	24,431
Greif, Inc. Class A	220	14,436
Myers Industries, Inc.	520	6,557
Rock-Tenn Co. Class A	2,020	80,760
Sealed Air Corp.	220	4,838
Silgan Holdings, Inc.	120	6,131
Smurfit-Stone Container Corp. (a)	1,380	6,486
Sonoco Products Co.	760	22,557
Temple-Inland, Inc.	1,330	20,296
		186,492
Metals & Mining - 1.1%
A.M. Castle & Co.	590	10,195
AK Steel Holding Corp.	770	19,958
Amerigo Resources Ltd.	2,900	3,160
Carpenter Technology Corp.	450	11,543
Farallon Resources Ltd. (a)	3,700	1,321
Haynes International, Inc. (a)	20	937
Hecla Mining Co. (a)	3,500	16,380
Kaiser Aluminum Corp.	530	22,764
Olympic Steel, Inc.	470	13,860
Redcorp Ventures Ltd. (a)	16,500	1,628
Redcorp Ventures Ltd. warrants 7/10/09 (a)	8,250	78
Reliance Steel & Aluminum Co.	670	25,440
RTI International Metals, Inc. (a)	180	3,521
Schnitzer Steel Industries, Inc. Class A	900	35,316
Sims Group Ltd. sponsored ADR	1,886	43,567
Sutor Technology Group Ltd. (a)	40	132
Universal Stainless & Alloy Products, Inc. (a)	140	3,577
Worthington Industries, Inc.	3,590	53,635
Yamana Gold, Inc.	223	1,833
		268,845

	Shares	Value
Paper & Forest Products - 0.3%
Buckeye Technologies, Inc. (a)	300	$ 2,457
Deltic Timber Corp.	270	17,183
Domtar Corp. (a)	130	598
Glatfelter	1,270	17,196
Louisiana-Pacific Corp.	570	5,301
MeadWestvaco Corp.	80	1,865
Mercer International, Inc. (SBI) (a)	330	1,208
Neenah Paper, Inc.	50	990
Schweitzer-Mauduit International, Inc.	210	3,988
Verso Paper Corp.	100	264
Wausau-Mosinee Paper Corp.	1,030	10,434
		61,484
TOTAL MATERIALS		1,480,205
TELECOMMUNICATION SERVICES - 1.7%
Diversified Telecommunication Services - 1.1%
Alaska Communication Systems Group, Inc.	770	9,417
Atlantic Tele-Network, Inc.	410	11,480
CenturyTel, Inc.	70	2,566
Cincinnati Bell, Inc. (a)	8,770	27,099
Embarq Corp.	770	31,224
Iowa Telecommunication Services, Inc.	1,280	23,910
NTELOS Holdings Corp.	2,170	58,351
Premiere Global Services, Inc. (a)	4,350	61,161
Windstream Corp.	2,330	25,490
		250,698
Wireless Telecommunication Services - 0.6%
Centennial Communications Corp. Class A (a)	4,160	25,958
IPCS, Inc. (a)	260	5,790
Syniverse Holdings, Inc. (a)	3,650	60,627
Telephone & Data Systems, Inc.	1,040	37,180
U.S. Cellular Corp. (a)	170	7,976
USA Mobility, Inc.	250	2,750
		140,281
TOTAL TELECOMMUNICATION SERVICES		390,979
UTILITIES - 1.5%
Electric Utilities - 0.3%
El Paso Electric Co. (a)	70	1,470
Hawaiian Electric Industries, Inc.	810	23,579
UIL Holdings Corp.	460	15,792
Unisource Energy Corp.	650	18,974
		59,815
Gas Utilities - 0.8%
Laclede Group, Inc.	810	39,277
New Jersey Resources Corp.	560	20,098
Northwest Natural Gas Co.	690	35,880
South Jersey Industries, Inc.	300	10,710
Common Stocks - continued
	Shares	Value
UTILITIES - continued
Gas Utilities - continued
Southwest Gas Corp.	340	$ 10,288
WGL Holdings, Inc.	2,260	73,337
		189,590
Independent Power Producers & Energy Traders - 0.1%
Canadian Hydro Developers, Inc. (a)	900	3,492
Mirant Corp. (a)	640	11,706
Reliant Energy, Inc. (a)	60	441
		15,639
Multi-Utilities - 0.2%
Avista Corp.	2,050	44,506
CH Energy Group, Inc.	100	4,357
Integrys Energy Group, Inc.	170	8,490
		57,353
Water Utilities - 0.1%
American States Water Co.	150	5,775

	Shares	Value
Cascal BV	1,240	$ 13,020
SJW Corp.	380	11,389
		30,184
TOTAL UTILITIES		352,581
TOTAL COMMON STOCKS - 97.6% (Cost $25,906,141)		23,015,003
NET OTHER ASSETS - 2.4%		565,130
NET ASSETS - 100%		$ 23,580,133
Legend
(a) Non-income producing
Other Information

The following is a summary of the inputs used, as of September 30, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 23,015,003	$ 23,015,003	$ -	$ -
Income Tax Information

At September 30, 2008, the aggregate cost of investment securities for income tax purposes was $25,983,932. Net unrealized depreciation aggregated $2,968,929, of which $1,119,779 related to appreciated investment securities and $4,088,708 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-634-9361 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Rutland Square Trust II's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Rutland Square Trust II

By:	/s/Mark Osterheld
Mark Osterheld
President and Treasurer

Date:	December 1, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Mark Osterheld
Mark Osterheld
President and Treasurer

Date:	December 1, 2008
By:	/s/Jeffrey Christian
Jeffrey Christian
Chief Financial Officer

Date:	December 1, 2008